Item 1: Report to Shareholders

Personal Strategy Balanced Portfolio	June 30, 2005

The views and opinions in this report were current as of June 30, 2005. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act of 2002, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

Fellow Shareholders

Stronger stock markets during the first half of the Personal Strategy Balanced Portfolio’s fiscal year more than offset weakness over the second half, producing favorable returns for the 12-month period ended June 30, 2005. Even though the Federal Reserve raised short-term interest rates nine times since mid-2004, investment-grade bonds, particularly long-term issues, produced unexpectedly good returns in both periods. Non-U.S. equities in developed countries performed on par with their domestic counterparts in the last six months primarily because the U.S. dollar rebounded from multiyear lows, but they strongly outperformed for the 12-month period. Your portfolio, aided by higher exposure to stocks, registered solid gains for the 12 months but posted a slight gain for the six-month period.

Market Environment

Twelve months ago, strong U.S. economic growth and signs of rising inflation prompted the Federal Reserve to warn investors that it would soon begin raising rates from the low levels that had prevailed for several years. From June 2004 through June 2005, the central bank gradually lifted the federal funds target rate—an overnight intrabank lending rate—from a 46-year low of 1.00% to 3.25% in nine quarter-point increments. Despite these rate increases and higher oil prices, the economy expanded—albeit with some “soft patches.”

Money market yields, which closely track the fed funds rate, rose substantially during the last 12 months. In contrast, long-term interest rates declined, an unexpected development that Federal Reserve Chairman Alan Greenspan called a “conundrum.” As a result, the difference between short- and long-term interest rates significantly narrowed during our fiscal year, generating a flattened Treasury yield curve (a graphic depiction of the relationship between short- and longer-term yields).

Despite rising short-term rates in the U.S., bond returns were generally favorable in the last six months. Treasuries, investment-grade corporates, mortgage-backed securities, and high-yield securities (below investment-grade) posted positive returns. For the 12-month period, bond returns were more robust. High-yield securities strongly outperformed, followed by investment-grade corporate bonds and Treasuries. Mortgage-backed securities trailed but still performed well.

U.S. stocks advanced over the last 12 months, overcoming concerns about high oil prices, rising interest rates, and periodic reports of slowing growth and job creation. Large-cap shares fared better than their small-cap counterparts in the last six months, but the reverse was true for the one-year period. Among large-cap stocks, value stocks outpaced growth for the 6- and 12-month periods.

Major Index Returns
Periods Ended 6/30/05	6 Months	12 Months
S&P 500 Stock Index	-0.81%	6.32%
Dow Jones Wilshire 4500 Index	2.19	14.49
MSCI EAFE Index	-0.85	14.13

Non-U.S. stocks in developed markets produced solid returns in local currency over the last six months. However, a stronger dollar during this period eroded returns to U.S. investors. Returns for the full year were strong in local currency and for U.S. investors. European shares fared better than Japanese stocks in both periods.

Performance Review

The Personal Strategy Balanced Portfolio’s investment objective is to generate the highest total return consistent with an equal emphasis on income and capital appreciation. The typical asset mix of securities is 60% stocks, 30% bonds, and 10% cash, although allocations can vary by as much as 10 percentage points above or below these levels.

Performance Comparison
Periods Ended 6/30/05	6 Months	12 Months
Personal Strategy
Balanced Portfolio	0.46%	9.51%
Combined Index Portfolio*	0.86	7.91
Merrill Lynch-Wilshire Capital
Market Index	0.82	7.79

* An unmanaged portfolio composed of 60% stocks (51%
Wilshire 5000, 9% MSCI EAFE Index), 30% bonds (Lehman
Brothers U.S. Aggregate Index), and 10% money market
securities (Citigroup 3-Month Treasury Bill Index).

The Personal Strategy Balanced Portfolio posted gains for the six and 12 months ended June 30, 2005, as shown in the table. The portfolio outpaced the Combined Index Portfolio benchmark and the Merrill Lynch-Wilshire Capital Market Index for the 12-month period, aided by our heavier exposure to stocks relative to bonds and the strong performance of our non-U.S. equities. For the most recent six months, the portfolio lagged slightly behind the two indices. The non-U.S. equity holdings helped performance, but the allocations to large-cap growth stocks and high-yield bonds modestly hurt results relative to the benchmark.

Reflecting our decision to reduce fixed-income exposure, the portfolio’s bond allocation of 27.2% was significantly lower than 12 months ago. The fund’s cash position was increased to 6.0%, a healthy increase from the end of June 2004. During the year, as mentioned in the Portfolio Review section, we reallocated our stock holdings, reducing small-cap, large-cap value, and non-U.S. equity positions and supplementing our large-cap growth holdings.

Portfolio Review

The portfolio’s investment committee meets on a monthly basis during the year to adjust the weightings of stocks, bonds, and money market securities within the appropriate ranges for each fund. Economic fundamentals and market conditions drive these allocation changes.

In the spring of 2004, the economy was showing signs of sustained recovery. We anticipated that the Fed would begin a tightening process, so we continued decreasing our allocation to bonds and increasing our holdings of stocks and cash. With stocks outperforming bonds for the 12-month period, the increased allocation to stocks was beneficial. In addition, by adding to our cash position, we were able to capture rising short-term yields.

Within our stock holdings, we reduced our allocation to small-caps and increased our large-cap allocation. We believed the strong multiyear rally in small-caps was losing its momentum and that small-cap valuations were no longer compelling. Our underweight in this sector was beneficial over the last six months as small-caps posted negative returns, although this underweight was a slightly negative contributor over the full 12 months. We redirected assets from small-cap to our large-cap holdings, particularly large-cap growth stocks. With the economic recovery and corporate profit growth leveling off, we believed that investors would follow historical precedents and pay a premium for those high-quality large-cap companies whose earnings grow faster than the market. Our overweighting in large-cap growth holdings detracted slightly from the portfolios’ performance relative to their weighted benchmarks for the fiscal year.

Strong returns in non-U.S. markets in 2004 boosted the fund’s performance for the fiscal year. However, given several years of solid performance by non-U.S. equities and the prospects of formidable profit growth in U.S. companies, we reduced our allocation to non-U.S. equities in early 2005 and increased our purchases of U.S. equities, continuing a trend we began in 2004.

In anticipation of higher interest rates, we embarked on a defensive strategy with our fixed-income allocation. Over the past 12 months, we reduced the overall allocation of bonds, shortened maturities within the bond portfolio, and reduced our high-yield bond allocation in favor of investment-grade issues.

Among our major equity holdings, Microsoft, which maintains a large cash hoard even after distributing a $32 billion special dividend in late 2004, generates solid revenue and earnings and maintains its 60% operating margins. Nevertheless, it continues to trade at a discount relative to its peers. The company is no longer solely a software company. Microsoft has expanded into home entertainment with its Xbox video game console and is likely to solidify its presence with the 2007 release of its next generation operating systems software. Through its recent acquisitions, UnitedHealth Group has gained market share while maintaining a strong balance sheet. The company has diversified its revenue base and improved its operating margins. Although American International Group shares tumbled after it disclosed there had been improper accounting of certain transactions, it finished the quarter with much improved results and stock performance. We believe the company has a strong business and will overcome its current difficulties. Citigroup is benefiting from increased investment banking activity, continued credit improvements, below-average interest rate sensitivity, and prudent capital management. The economy’s recovery is improving fundamentals across General Electric’s business lines. The company’s largest businesses, power and aerospace, are poised to generate double-digit earnings per share growth during the next two years. Also, the health care division is introducing new products, and NBC/Universal is improving despite the loss of some key programs. (Please refer to our portfolio of investments for a complete listing of its holdings and the amount each represents in the portfolio.)

Outlook

The Federal Reserve has not given any sign that it is about to change its policy and stop the measured, upward climb in short-term interest rates, and, therefore, it is quite likely that short-term rates will continue to rise. Determining when long-term rates begin to move in the same direction as short-term rates is the enigma that even Mr. Greenspan can’t seem to answer. We are not certain that the equity markets will outperform bonds or cash in the next three to six months, but we believe that equities will outperform bonds over the intermediate and longer terms, hence our current overweighting in equities. The portfolio also maintains solid allocations in fixed income and cash to dampen overall portfolio volatility and moderate risk. Investors should be well served by this fundamental commitment to diversification across asset classes.

Respectfully submitted,

Edmund M. Notzon III
Chairman of the portfolio’s Investment Advisory Committee
July 22, 2005

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the portfolio’s investment program.

Risks of Investing

As with all stock and bond mutual funds, each fund’s share price can fall because of weakness in the stock or bond markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets.

Bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates, and credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. High-yield corporate bonds could have greater price declines than funds that invest primarily in high-quality bonds. Companies issuing high-yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments.

Funds that invest overseas may carry more risk than funds that invest strictly in U.S. assets. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Glossary

Citigroup 3-Month Treasury Bill Index: An unmanaged index that tracks short-term U.S. government debt instruments.

CS First Boston High Yield Index: An unmanaged index constructed to mirror the high-yield debt market.

Dow Jones Wilshire 4500 Index: An unmanaged index that tracks the performance of all stocks in the Wilshire 5000 Equity Index, excluding those found in the S&P 500 Stock Index.

Dow Jones Wilshire 5000 Index: An unmanaged index that tracks the performance of the most active stocks in the broad U.S. market.

Duration: The average time (expressed in years) it takes investors to receive the present value of the future cash flows on their investment. It is used to measure the sensitivity of bond prices to interest rate changes (the shorter the duration, the less the bond’s price will rise or fall in value when interest rates change). Duration is affected by maturity, the coupon, and the time interval between payments. Other things being equal, a bond with a higher coupon will have a shorter duration, while zero-coupon bonds have the longest.

Lehman Brothers U.S. Aggregate Index: An unmanaged index that tracks investment-grade corporate and government bonds.

Merrill Lynch-Wilshire Capital Market Index: A market capitalization-weighted index including the Wilshire 5000 and Merrill Lynch High Yield II and Domestic Master indexes.

MSCI EAFE Index: An unmanaged index that tracks the stocks of about 1,000 companies in Europe, Australasia, and the Far East (EAFE).

S&P 500 Stock Index: An unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies.

Portfolio Highlights

Portfolio Overview

Percent of
Net Assets
6/30/05
Reserves	6.0%
Money Market Funds	6.8
Other Assets Less Liabilities	-0.8
Bonds	27.2%
Stocks	66.8%
Largest Holdings
Microsoft	1.7%
UnitedHealth Group	1.1
American International Group	1.0
Citigroup	1.0
First Data	0.9
GE	0.9
Tyco International	0.9
Intel	0.8
Home Depot	0.8
Baker Hughes	0.7

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Average Annual Compound Total Return

Periods Ended 6/30/05	1 Year	5 Years	10 Years
Personal Strategy Balanced Portfolio	9.51%	5.53%	9.55%
Combined Index Portfolio*	7.91	2.14	8.37
Merrill Lynch-Wilshire Capital
Market Index	7.79	1.32	8.61

*	An unmanaged portfolio composed of 60% stocks (51% Wilshire 5000, 9%
MSCI EAFE Index), 30% bonds (Lehman Brothers U.S. Aggregate Index), and
10% money market securities (Citigroup 3-Month Treasury Bill Index).

Current performance may be higher or lower than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance information, please visit our Web site (troweprice.com) or contact a T. Rowe Price representative at 1-800-469-5304.

This table shows how the portfolio would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Total returns do not include charges imposed by your insurance company’s separate account. If these were included, performance would have been lower. When assessing performance, investors should consider both short- and long-term returns.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as redemption fees or sales loads and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. Rowe Price Personal Strategy Balanced Portfolio

			Expenses
	Beginning	Ending	Paid During
	Account	Account	Period*
	Value	Value	1/1/05 to
	1/1/05	6/30/05	6/30/05
Actual	$1,000.00	$1,004.60	$4.37
Hypothetical
(assumes 5% return
before expenses)	1,000.00	1,020.43	4.41

* Expenses are equal to the fund’s annualized expense ratio for the six-month period (0.88%), multiplied by the average account value over the period, mul-
tiplied by the number of days in the most recent fiscal half year (181) divided by the days in the year (365) to reflect the half-year period.

Financial Highlights
T. Rowe Price Personal Strategy Balanced Portfolio
(Unaudited)

	For a share outstanding throughout each period

	6 Months	Year
	Ended	Ended
	6/30/05**	12/31/04	12/31/03	12/31/02	12/31/01	12/31/00
NET ASSET VALUE
Beginning of period	$17.76	$16.13	$13.22	$14.72	$15.54	$16.00

Investment activities
Net investment income (loss)	0.17*	0.34*	0.32*	0.36	0.43	0.49
Net realized and
unrealized gain (loss)	(0.09)	1.70	2.92	(1.50)	(0.82)	0.35

Total from
investment activities	0.08	2.04	3.24	(1.14)	(0.39)	0.84

Distributions
Net investment income	(0.16)	(0.34)	(0.32)	(0.36)	(0.43)	(0.48)
Net realized gain	–	(0.07)	(0.01)	–	–	(0.82)

Total distributions	(0.16)	(0.41)	(0.33)	(0.36)	(0.43)	(1.30)

NET ASSET VALUE
End of period	$17.68	$17.76	$16.13	$13.22	$14.72	$15.54

Ratios/Supplemental Data
Total return^	0.46%*	12.80%*	24.80%*	(7.80)%	(2.41)%	5.41%
Ratio of total expenses to
average net assets	0.88%*†	0.87%*	0.88%*	0.90%	0.90%	0.90%
Ratio of net investment
income (loss) to average
net assets	1.92%*†	2.03%*+	2.19%*	2.57%	2.91%	3.08%
Portfolio turnover rate	65.3%¤†	72.5%	73.8%	100.9%	81.5%	55.4%
Net assets, end of period
(in thousands)	$130,570	$125,949	$106,206	$89,690	$103,413	$109,713

^	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
*	See Note 4. Excludes expenses permanently waived of 0.02%, 0.03%, and 0.02% of average net assets for the periods ended 6/30/05, 12/31/04, and 12/31/03 respectively, related to investments in TRP mutual funds.
+	Includes the effect of a one-time special dividend (0.14% of average net assets) that is not expected to recur.
**	Per share amounts calculated using average shares outstanding method.
¤	The portfolio turnover rate calculation includes purchases and sales from mortgage dollar roll transactions
(see Note 2); had these transactions been excluded from the calculation, the portfolio turnover for the year ended June 30, 2005, would have been 62.5%.
†	Annualized

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments (1)
T. Rowe Price Personal Strategy Balanced Portfolio
June 30, 2005 (Unaudited)

Shares/$ Par		Value
(Cost and value in $000s)

COMMON STOCKS 66.8%

CONSUMER DISCRETIONARY 9.5%
Auto Components 0.2%
Autoliv GDR (SEK) §	1,700	74
Bridgestone (JPY) §	1,000	19
GKN (GBP)	6,613	31
Keystone Automotive *§	700	17
Koito Manufacturing (JPY)	3,800	40
Strattec Security *	300	16
TRW *	700	17
		214
Automobiles 0.4%
Bayerische Motoren Werke (EUR)	1,417	65
Ford Motor §	21,600	221
Honda (JPY)	900	44
Renault (EUR) §	706	62
Toyota Motor (JPY)	3,800	136
Winnebago §	100	3
		531
Distributors 0.0%
Cycle & Carriage (SGD)	501	4
Pacific Brands (AUD)	11,153	19
		23
Diversified Consumer Services 0.3%
Apollo Group, Class A *	4,250	332
Corinthian Colleges *	700	9
Education Management *	400	14
Matthews International, Class A	1,500	58
		413
Hotels, Restaurants & Leisure 1.6%
Applebee’s	662	18
BJ’s Restaurants *§	800	16
Carnival	10,200	556
CEC Entertainment *	550	23
Great Wolf Resorts *§	400	8
Harrah’s Entertainment	3,000	216
International Game Technology	9,500	267
Marriott, Class A	3,000	205
McDonald’s	4,400	122
Mitchells & Butlers (GBP)	6,028	36
Panera Bread, Class A *§	600	37
PF Chang’s China Bistro *§	500	30
Red Robin Gourmet Burgers *§	300	19
Ruby Tuesday §	500	13
Sonic *§	1,437	44
Starbucks *	600	31
Starwood Hotels & Resorts
Worldwide, Equity Units	4,900	287
Texas Roadhouse, Class A *§	100	3
The Cheesecake Factory *	1,300	45
Wynn Resorts *§	2,300	109
		2,085
Household Durables 0.8%
Fortune Brands	1,500	133
Goldcrest Company (JPY) §	600	34
Jarden *§	950	51
Newell Rubbermaid §	23,200	553
Persimmon (GBP)	3,321	47
Philips Electronics (EUR)	1,550	39
Pioneer (JPY) §	2,000	30
Sony (JPY)	2,500	86
THOMSON Multimedia (EUR) §	3,164	75
		1,048
Internet & Catalog Retail 0.3%
Amazon.com *§	4,700	155
eBay *	6,200	205
J. Jill Group *§	1,200	16
priceline.com *§	600	14
		390
Leisure Equipment & Products 0.3%
Brunswick	1,300	56
Eastman Kodak	8,200	220
MarineMax *§	800	25
Nikon (JPY)	2,000	23
Polaris Industries §	200	11
SCP Pool	737	26
		361
Media 2.8%
Aegis Group (GBP)	27,094	48
Comcast
Class A *	17,116	526
Special Class A *	11,200	335
Disney	13,200	332
Emmis Communications *§	800	14
Entercom Communications *	500	17
Gestevision Telecino (EUR)	1,139	27
Getty Images *§	200	15
Liberty Media, Class A *	15,600	159
McGraw-Hill	1,700	75
New York Times, Class A §	14,700	458
News Corp., Class A	16,300	264
Omnicom	1,100	88
Publicis (EUR) §	2,220	65
Rogers Communications
Class B §	2,600	85
Scholastic *	1,500	58
Scripps, Class A	4,300	210
Singapore Press (SGD)	7,500	19
Time Warner *	25,400	424
Viacom, Class B	10,490	336
WPP Group (GBP)	5,021	52
WPP Group ADR	450	23
Young Broadcasting *§	500	2
		3,632
Multiline Retail 1.1%
Big Lots *	900	12
Kohl’s *	6,900	386
Nordstrom	6,300	428
Target	11,300	615
		1,441
Specialty Retail 1.6%
AC Moore Arts & Crafts *§	400	13
AnnTaylor Stores *	2,200	53
Aoyama Trading (JPY)	700	17
Best Buy	4,400	302
Charles Voegele (CHF)	410	26
Christopher & Banks §	1,075	20
Dixons Group (GBP)	11,503	32
DSW, Class A *	100	2
Esprit Holdings (HKD)	4,600	33
Gymboree *	1,200	16
Home Depot	27,500	1,070
Hot Topic *§	1,500	29
Kesa Electricals (GBP)	2,784	14
Linens ‘n Things *	800	19
Monro Muffler Brake *§	800	24
Nobia (SEK)	1,898	28
RadioShack	17,000	394
Select Comfort *§	700	15
The Finish Line, Class A	600	11
Zumiez *§	200	6
		2,124

Textiles, Apparel, & Luxury Goods 0.1%
Adidas-Salomon (EUR)	243	41
Columbia Sportswear *§	600	30
Culp *§	100	0
Warnaco Group *	1,800	42
World (JPY) §	500	17
		130
Total Consumer Discretionary		12,392

CONSUMER STAPLES 5.1%
Beverages 1.0%
Allied Domecq (GBP)	5,168	63
Asahi Breweries (JPY) §	2,600	31
Coca-Cola	20,300	848
Kirin Brewery (JPY)	5,000	48
Lion Nathan (NZD)	5,125	29
PepsiCo	5,850	315
		1,334
Food & Staples Retailing 1.8%
Casey’s General Stores	2,400	48
Casino Guichard-Perrachon (EUR) §	799	56
Coles Myer (AUD) §	6,501	46
CVS	33,200	965
J Sainsbury (GBP)	6,275	32
Matsumotokiyoshi (JPY)	1,000	27
METRO (EUR)	2,271	112
Organizacion Soriana,
Series B (MXN) *	10,600	44
Performance Food Group *	1,600	48
Sysco	4,600	166
Tesco (GBP)	10,470	60
Wal-Mart	15,000	723
Wal-Mart de Mexico,
Series V (MXN)	16,100	65
Wild Oats Markets *§	1,100	13
York-Benimaru (JPY) §	800	22
		2,427
Food Products 0.7%
American Italian Pasta, Class A §	400	8
Associated British Foods (GBP)	3,692	55
Campbell Soup	7,700	237
General Mills	7,860	368
Koninklijke Wessanen GDS (EUR)	2,609	37
Nestle (CHF)	462	118
Seneca Foods
Class A *	300	5
Class B *	100	1
Unilever (GBP)	9,788	94
		923
Household Products 0.5%
Colgate-Palmolive	9,160	457
Procter & Gamble	3,000	159
		616
Personal Products 0.3%
Chattem *§	300	12
Gillette	6,800	344
L’Oreal (EUR)	257	19
		375
Tobacco 0.8%
Altria Group	12,680	820
UST	4,630	211
		1,031
Total Consumer Staples		6,706

ENERGY 4.9%
Energy Equipment & Services 1.9%
Baker Hughes	18,900	967
BJ Services	1,700	89
FMC Technologies *	1,900	61
Grant Prideco *	3,500	92
Hanover Compressor *§	1,800	21
Hydril *	400	22
Key Energy Services *	800	9
Lone Star Technologies *	500	23
Saipem (EUR)	2,116	28
Schlumberger	7,700	585
Seacor Holdings *§	1,000	64
Smith International	6,200	395
Transocean *	2,000	108
W-H Energy Services *	600	15
		2,479
Oil, Gas & Consumable Fuels 3.0%
Bill Barrett *§	1,200	36
BP (GBP)	11,862	123
BP ADR	9,138	570
Chevron	6,548	366
China Shenhua Energy (HKD) *	29,000	28
Eni S.p.A. (EUR)	6,478	166
ExxonMobil	13,726	789
Forest Oil *	1,600	67
INPEX (JPY)	3	17
Marathon Oil	5,560	297
Murphy Oil	2,600	136
Neste Oil (EUR) *	800	21
Noble Energy	300	23
Oil Search (AUD)	24,410	57
OMV (EUR)	72	31
Petroleo Brasileiro (Petrobras) ADR
(1 ADR represents
1 preference share)	3,200	147
Shell Transport & Trading (GBP)	18,310	178
Shell Transport & Trading ADR §	400	23
Statoil ASA (NOK)	6,226	126
TonenGeneral Sekiyu (JPY) §	2,000	22
Total (EUR)	883	207
Total ADR §	200	23
Unocal	6,630	431
		3,884
Total Energy		6,363

FINANCIALS 13.9%
Capital Markets 3.4%
Affiliated Managers Group *§	600	41
AmeriTrade *	16,700	310
Bank of New York	1,900	55
Charles Schwab	21,450	242
Credit Suisse Group (CHF)	2,379	93
Franklin Resources	6,700	516
Goldman Sachs	3,200	326
Investors Financial Services §	800	30
Legg Mason	5,250	547
Macquarie Bank (AUD)	2,332	106
Mellon Financial	18,580	533
Merrill Lynch	6,600	363
Morgan Stanley	2,700	142
National Financial Partners	400	16
Northern Trust	7,300	333
Piper Jaffray *	1,000	30
State Street	14,700	709
		4,392

Commercial Banks 3.1%
ABN AMRO (EUR)	2,982	73
Alliance & Leicester (GBP)	3,398	53
Allied Irish Banks (EUR)	1,893	40
Amegy Bancorp §	2,500	56
Australia & New Zealand
Banking (AUD)	7,621	126
Australia & New Zealand
Banking ADR	100	8
Banca Intesa (EUR)	12,839	59
Banco Santander Central
Hispano (EUR)	6,959	80
Bank Austria Creditanstalt (EUR) §	819	85
Bank of America	16,800	766
Bank of Fukuoka (JPY)	6,000	35
Bank of Ireland (EUR)	3,661	59
Barclays (GBP)	18,900	188
BNP Paribas (EUR) §	1,858	127
Boston Private Financial §	700	18
Cascade Bancorp §	600	13
Chittenden	2,143	58
Citizens Banking	1,700	51
DBS Group (SGD)	7,789	66
Dexia (EUR)	1,994	44
Glacier Bancorp	1,165	30
Grupo Financiero Banorte (MXN)	23,297	154
HBOS (GBP)	6,268	96
HSBC (GBP)	4,167	66
Joyo (JPY)	9,000	44
Mitsubishi Tokyo Financial (JPY) §	8	67
National Australia Bank (AUD) §	4,816	113
NORDEA (SEK)	12,040	109
Pinnacle Financial Partners *§	200	5
Provident Bankshares	900	29
Royal Bank of Scotland (GBP)	6,029	182
S-E-Banken (SEK)	2,499	41
Sandy Spring Bancorp §	1,000	35
Signature Bank *§	100	2
Sumitomo Trust & Banking (JPY)	10,000	61
Svenska Handelsbanken,
Series A (SEK)	4,344	89
Texas Capital Bancshares *§	1,100	22
The Bank of Yokohama (JPY)	10,600	61
U.S. Bancorp	14,000	409
UniCredito (EUR) §	10,034	53
Valley National Bancorp §	1,594	37
Wells Fargo	5,000	308
WestAmerica	1,300	69
		4,087
Consumer Finance 1.0%
AIFUL (JPY)	800	59
American Express	16,450	876
SLM Corporation	6,000	305
		1,240
Diversified Financial Services 1.5%
Aktiv Kapital (NOK)	2,900	44
Babcock & Brown (AUD) *	5,958	62
Citigroup	28,650	1,325
ING Groep GDS (EUR)	2,570	72
J.P. Morgan Chase	13,414	474
		1,977
Insurance 3.7%
AFLAC	500	22
Aioi Insurance (JPY) §	6,000	31
American International Group	23,098	1,342
Aspen Insurance Holdings	1,400	39
Assured Guaranty	2,000	47
Aviva (GBP)	3,830	43
AXA (EUR)	4,628	115
Bristol West Holdings §	1,300	24
Brown & Brown	100	4
CNP Assurances (EUR) §	1,101	70
Friends Provident (GBP)	9,734	32
Genworth Financial, Class A	9,900	299
Hannover Rueckversicherung (EUR)	795	30
Harleysville Group	200	4
Hartford Financial Services	5,400	404
Horace Mann Educators	1,900	36
Infinity Property & Casualty	1,100	38
Insurance Australia (AUD)	5,764	26
Markel *	130	44
Marsh & McLennan	30,500	845
Mitsui Sumitomo Insurance (JPY)	4,300	38
Ohio Casualty	2,700	65
PartnerRe	700	45
QBE Insurance (AUD)	3,607	44
SAFECO	8,000	435
Selective Insurance §	700	35
St. Paul Companies	10,000	395
Unipol (EUR) §	11,812	45
W. R. Berkley	337	12
Willis Group Holdings §	400	13
XL Capital	2,500	186
		4,808
Real Estate 0.8%
Arden Realty, REIT	800	29
China Overseas Land &
Investment (HKD) §	120,000	22
EastGroup Properties, REIT §	900	38
Equity Lifestyle Properties, REIT	400	16
Essex Property Trust, REIT	100	8
Federal Realty Investment Trust,
REIT	5,200	307
Gables Residential Trust, REIT	900	39
GPT Group, Equity Units (AUD) *	20,980	58
LaSalle Hotel Properties, REIT	500	16
Mirvac Group (AUD)	6,894	19
Parkway Properties, REIT	300	15
Reckson Associates Realty, REIT	326	11
Simon Property Group, REIT	5,096	370
Sun Hung Kai Properties (HKD)	4,200	41
Washington SBI, REIT	1,000	31
Wheelock (HKD)	8,600	14
		1,034
Thrifts & Mortgage Finance 0.4%
Bradford Bingley (GBP)	9,953	58
Fannie Mae	6,120	357
First Niagra Financial	1,000	15
Harbor Florida Bancshares §	1,300	49
Hypo Real Estate Holding (EUR)	1,961	74
Triad Guaranty *§	300	15
		568
Total Financials		18,106

HEALTH CARE 8.5%
Biotechnology 1.3%
Abgenix *§	200	2
Alexion Pharmaceutical *§	400	9
Alkermes *§	1,100	15
Amgen *	9,700	586
Amylin Pharmaceuticals *§	700	15
Anadys Pharmaceuticals *§	600	5
Biogen Idec *	2,400	83
Cephalon *§	376	15
CSL Limited (AUD)	1,166	30
Cubist Pharmaceuticals *§	1,200	16
CV Therapeutics *§	200	4
Cytogen *§	400	2
Cytokinetics *§	100	1
deCode genetics *§	1,000	9
Exelixis *	1,100	8
Genentech *	4,900	393
Gilead Sciences *	8,200	361
InterMune *§	1,100	14
Martek Biosciences *§	700	27
Memory Pharmaceuticals *	400	1
Myriad Genetics *§	900	14
Neurocrine Biosciences *§	500	21
NPS Pharmaceuticals *§	300	3
ONYX Pharmaceuticals *§	300	7
Rigel Pharmaceuticals *§	500	10
Trimeris *§	600	6
Vertex Pharmaceuticals *§	1,648	28
		1,685
Health Care Equipment & Supplies 1.5%
Advanced Neuromodulation
Systems *§	1,200	47
Analogic §	500	25
Baxter International	14,600	542
Biomet	4,500	156
Boston Scientific *	2,700	73
DJ Orthopedics *	900	25
Edwards Lifesciences *	600	26
Elekta, Series B (SEK) *	1,083	45
Greatbatch *§	600	14
Integra LifeSciences *§	1,300	38
Medtronic	9,500	492
NuVasive *§	700	11
ResMed *§	1,300	86
St. Jude Medical *	3,600	157
Steris	1,000	26
Stryker	4,000	190
Thoratec *§	700	11
Wright Medical Group *§	500	13
		1,977
Health Care Providers & Services 2.6%
Accredo Health *	1,300	59
Alliance UniChem (GBP)	1,973	30
AmerisourceBergen §	6,600	456
Caremark RX *	2,200	98
Celesio (EUR)	658	52
Henry Schein *	1,400	58
LabOne *§	400	16
LCA-Vision §	300	15
Lifeline Systems *§	800	26
LifePoint Hospitals *	200	10
Odyssey Healthcare *§	800	12
Sunrise Senior Living *§	1,500	81
Symbion *§	1,000	24
United Surgical Partners
International *§	1,100	57
UnitedHealth Group	27,800	1,449
VistaCare, Class A *§	100	2
WellChoice *	500	35
WellPoint *	12,800	891
		3,371
Pharmaceuticals 3.1%
Abbott Laboratories	2,200	108
AstraZeneca ADR	1,700	70
Atherogenics *§	800	13
Dainippon Pharma (JPY) §	2,000	19
Eisai (JPY) §	1,100	37
Eli Lilly	900	50
Eon Labs *	500	15
GlaxoSmithKline (GBP)	5,940	143
GlaxoSmithKline ADR	900	44
Hisamitsu Pharmaceutical (JPY) §	1,400	37
Inspire Pharmaceuticals *§	1,300	11
IVAX *	900	19
Johnson & Johnson	7,460	485
Kobayashi Pharmaceutical (JPY) §	1,000	27
Medicines Company *	300	7
Merck	23,000	708
Nektar Therapeutics *§	300	5
Novartis (CHF)	3,619	172
Noven Pharmaceuticals *§	1,200	21
Pfizer	13,400	370
Sanofi-Aventis (EUR)	1,516	124
Schering-Plough	18,400	351
Sepracor *	500	30
Takeda Chemical Industries (JPY)	900	45
Teva Pharmaceutical ADR §	6,600	206
Theravance *§	200	3
UCB (EUR)	1,095	53
Wyeth	21,380	951
		4,124
Total Health Care		11,157

INDUSTRIALS & BUSINESS SERVICES 7.0%
Aerospace & Defense 1.1%
Armor Holdings *§	1,600	63
BAE Systems (GBP)	8,367	43
General Dynamics	1,200	131
Honeywell International	7,700	282
Lockheed Martin	13,100	850
Mercury Computer Systems *	500	14
Rockwell Collins	1,300	62
Rolls-Royce (GBP) *	4,580	24
		1,469
Air Freight & Logistics 0.1%
EGL *§	1,200	24
Exel (GBP)	1,644	25
Pacer International *	600	13
Ryder System	300	11
UPS, Class B	600	41
UTi Worldwide §	400	28
Yamato Transport (JPY)	2,000	28
		170
Airlines 0.0%
Frontier Airlines *§	900	9
Midwest Express Holdings *§	900	2
Qantas Airways (AUD)	8,810	23
		34
Building Products 0.1%
Pilkington (GBP)	21,311	46
Quixote §	300	6
Trex *§	600	15
		67
Commercial Services & Supplies 1.0%
Angelica §	700	17
Cendant	5,300	119
Central Parking §	500	7
ChoicePoint *	1,300	52
Consolidated Graphics *	1,100	45
Downer EDI (AUD)	6,504	26
First Advantage, Class A *	200	5
G & K Services, Class A	1,000	38
Herman Miller	1,800	55
Intersections *§	200	2
Kforce *	1,600	14
LECG *§	1,000	21
R.R. Donnelley	11,600	400
Resources Global Professionals *§	1,600	37
Ritchie Bros Auctioneers	700	27
Synagro Technologies *§	2,200	11
Tetra Tech *	1,590	22
Waste Connections *	700	26
Waste Management	15,022	426
West Corporation *	400	15
		1,365
Construction & Engineering 0.2%
Acciona (EUR)	1,160	115
China State Construction (HKD) *	6,666	0
Insituform Technologies *§	800	13
JGC (JPY) §	4,000	49
NCC AB, Series B (SEK)	4,045	60
		237
Electrical Equipment 0.1%
A.O. Smith §	1,800	48
Artesyn Technologies *§	1,400	12
Baldor Electric §	1,400	34
Sumitomo
Electric Industries (JPY) §	3,000	31
Woodward Governor	100	8
		133
Industrial Conglomerates 2.0%
DCC (EUR)	3,830	76
GE	35,200	1,220
Hutchison Whampoa (HKD)	7,000	63
Sembcorp (SGD)	41,360	65
Siemens (EUR)	1,368	100
Tyco International	39,252	1,146
		2,670
Machinery 1.5%
3-D Systems *§	100	2
Accuride *	600	6
Actuant, Class A *§	940	45
Cargotec (EUR) *	920	26
Cascade §	600	26
Danaher	15,400	806
Deere	11,800	773
Fanuc (JPY)	800	51
Graco	1,050	36
Harsco	1,200	65
IDEX	450	17
Lindsay Manufacturing §	1,200	28
SKF AB (Redemption shares)
Series B (SEK)	2,700	28
Toro	1,700	66
		1,975
Marine 0.1%
Nippon Yusen (JPY)	12,000	69
		69
Road & Rail 0.7%
Arriva (GBP)	5,657	55
Burlington Northern Santa Fe	8,000	377
Genesee & Wyoming, Class A *§	200	5
Heartland Express	776	15
Knight Transportation §	1,450	35
Nippon Express (JPY) §	4,000	17
Norfolk Southern	11,400	353
Union Pacific	100	7
		864
Trading Companies & Distributors 0.1%
Electro Rent *§	600	9
Interline Brands *	600	12
Mitsubishi (JPY) §	4,900	66
Sumitomo (JPY)	4,000	32
		119
Total Industrials & Business Services		9,172

INFORMATION TECHNOLOGY 11.6%
Communications Equipment 2.1%
ADTRAN	1,900	47
Belden CDT §	1,400	30
Cisco Systems *	28,400	543
Corning *	56,300	936
F5 Networks *	200	9
Juniper Networks *	7,400	186
Lucent Technologies *§	65,500	190
Nokia ADR	19,600	326
Nokia OYJ (EUR)	7,715	128
Packeteer *§	400	6
QUALCOMM	7,000	231
Research In Motion *	1,500	111
Riverstone Networks *	2,000	1
Tekelec *§	400	7
		2,751

Computers & Peripherals 0.9%
Creative Technology (SGD)	1,200	8
Dell *	20,300	802
EMC *	16,500	226
Emulex *	1,200	22
Gateway *§	6,700	22
Synaptics *§	600	13
Toshiba (JPY)	8,000	32
		1,125
Electronic Equipment & Instruments 0.2%
Cogent *§	300	9
DTS *§	700	12
Global Imaging Systems *	900	29
Hamamatsu Photonics (JPY)	1,100	24
KEMET *§	2,200	14
Kyocera (JPY)	300	23
Littelfuse *§	900	25
Methode Electronics	1,200	14
National Instruments §	600	13
Newport *	900	12
Orbotech *	500	11
Plexus *	2,200	31
Shimadzu (JPY) §	8,000	50
TDK (JPY)	300	20
Woodhead Industries	1,200	15
		302
Internet Software & Services 0.9%
Digital Insight *	1,200	29
Digital River *§	300	10
Google, Class A *	1,600	471
IAC/InterActiveCorp *§	6,000	144
MatrixOne *§	1,900	9
Yahoo! *	13,600	471
		1,134
IT Services 1.8%
Accenture, Class A *	6,600	150
Affiliated Computer
Services, Class A *	400	21
Automatic Data Processing	6,600	277
BISYS Group *	1,300	19
CACI International, Class A *§	800	51
First Data	30,668	1,231
Fiserv *	3,900	168
Global Payments §	900	61
Indra Sistemas (EUR)	3,566	70
Iron Mountain *	1,825	57
Logica (GBP)	3,673	11
Maximus	1,200	42
MPS Group *	2,800	26
Paychex	2,500	81
RightNow Technologies *§	1,200	14
Trans Cosmos (JPY)	800	32
		2,311
Office Electronics 0.1%
Canon (JPY)	1,400	73
Neopost (EUR)	472	42
		115
Semiconductor & Semiconductor
Equipment 2.8%
AMIS Holdings *	900	12
Analog Devices	9,300	347
Atheros Communications *§	200	2
ATMI *§	1,000	29
Brooks-Pri Automation *	1,200	18
Cabot Microelectronics *§	500	14
Credence Systems *§	1,500	14
Cymer *§	1,300	34
Cypress Semiconductor *§	600	8
Entegris *	1,700	17
Exar *	1,400	21
FEI *§	700	16
Intel	42,300	1,102
KLA-Tencor	1,200	52
Lattice Semiconductor *	2,500	11
Linear Technology	2,800	103
Marvell Technology Group *	3,900	148
Maxim Integrated Products	11,300	432
Microchip Technology	3,200	95
Microsemi *§	300	6
MKS Instruments *	1,800	30
Mykrolis *§	1,600	23
PDF Solutions *§	1,400	18
Power Integrations *§	700	15
Rohm Company (JPY)	100	10
Samsung Electronics (KRW)	100	47
Semiconductor
Manufacturing ADR *§	900	9
Semtech *	1,900	32
Silicon Laboratories *§	700	18
Texas Instruments	24,600	690
Virage Logic *§	200	2
Xilinx	10,300	263
		3,638

Software 2.8%
Adobe Systems	6,600	189
Altiris *§	800	12
Blackbaud §	100	1
Catapult Communications *§	500	9
CCC Information Services *§	800	19
FactSet Research Systems §	1,350	48
FileNet *	1,600	40
Hyperion Solutions *	500	20
Internet Security Systems *	900	18
Intuit *	5,300	239
Jack Henry & Associates	3,200	59
Kronos *	1,000	40
Mercury Interactive *	300	12
Microsoft	89,480	2,223
Motive *	900	9
NetIQ *	1,584	18
Open Solutions *§	400	8
Oracle *	26,100	345
Progress Software *	1,000	30
Quest Software *	1,500	20
Red Hat *§	1,000	13
RSA Security *	1,200	14
SAP (EUR)	460	80
SPSS *	400	8
Trend Micro (JPY) §	500	18
VERITAS Software *	8,175	199
Verity *§	1,500	13
		3,704
Total Information Technology		15,080

MATERIALS 3.0%
Chemicals 1.3%
Airgas	3,000	74
Arch Chemicals §	1,200	30
BASF (EUR)	1,096	73
Dow Chemical	8,800	392
DSM (EUR)	538	37
DuPont	7,184	309
Ferro	2,000	40
Kaneka (JPY)	4,000	45
MacDermid	700	22
Material Sciences *	800	12
Minerals Technologies	700	43
Mitsubishi Gas Chemical (JPY)	6,000	30
Mitsui Chemicals (JPY) §	4,000	23
Monsanto	2,700	170
Potash Corp./Saskatchewan	4,000	382
Symyx Technologies *§	800	22
Yara International (NOK)	2,742	43
		1,747
Construction Materials 0.2%
Boral (AUD)	18,744	92
Cemex (MXN)	19,516	83
Holcim (CHF)	558	34
		209
Containers & Packaging 0.0%
Chesapeake Corp.	700	15
DS Smith (GBP)	15,467	40
Smurfit-Stone Container *	300	3
		58
Metals & Mining 1.2%
Alcoa	5,868	153
Anglo American (GBP)	2,776	65
BHP Billiton (AUD) §	2,800	38
BlueScope Steel (AUD) §	17,233	107
Corus Group (GBP) *	56,812	42
Gibraltar Industries §	450	8
Lihir Gold (AUD) *	8,500	8
Meridian Gold *	1,900	34
Nippon Steel (JPY) §	34,000	79
Nucor §	6,300	288
Phelps Dodge	6,200	574
SSAB Svenskt Stal, Series A (SEK)	3,215	74
Voestalpine (EUR) §	717	50
		1,520
Paper & Forest Products 0.3%
Buckeye Technologies *	1,900	15
MeadWestvaco	5,700	160
UPM-Kymmene (EUR)	703	13
Weyerhaeuser	3,800	242
		430
Total Materials		3,964

TELECOMMUNICATION SERVICES 1.7%
Diversified Telecommunication Services 0.7%
China Telecom (HKD)	93,000	33
Compania de Telecomunics
Chile ADR §	2,700	27
Eircom Group (EUR)	24,733	55
Sprint	13,300	334
Tele Danmark (DKK)	2,312	99
Tele Norte Leste ADR §	2,900	48
Telenor ASA (NOK)	13,393	106
Telus (Non-voting shares)	4,400	150
		852
Wireless Telecommunication Services 1.0%
America Movil ADR, Series L §	4,400	262
Bouygues (EUR)	2,185	91
China Unicom (HKD)	17,000	14
KDDI (JPY)	13	60
MobilCom AG (EUR)	2,872	62
Nextel Communications
Class A *	14,100	456
Nextel Partners, Class A *	1,500	38
SBA Communications *§	100	1
SpectraSite *	900	67
Starhub (SGD) *	24,000	26
Vodafone ADR	9,200	224
		1,301
Total Telecommunication Services		2,153

UTILITIES 1.6%
Electric Utilities 0.8%
Cleco	800	17
E.ON AG (EUR)	2,507	223
El Paso Electric *	600	12
Exelon	5,550	285
FirstEnergy	6,087	293
Hong Kong Electric (HKD)	4,600	21
Iberdrola, (EUR)	2,976	78
TEPCO (JPY)	2,500	60
Unisource Energy	1,300	40
		1,029
Gas Utilities 0.1%
Australian Gas Light (AUD)	2,475	27
Centrica (GBP)	17,767	74
Southwest Gas	300	8
Toho Gas (JPY)	16,000	66
		175
Independent Power Producers & Energy Traders 0.7%
Black Hills	400	15
Constellation Energy Group	3,900	225
TXU	7,240	601
		841

Multi-Utilities 0.0%
United Utilities (GBP)	3,754	44
		44
Total Utilities		2,089
Total Common Stocks (Cost $65,979)		87,182

PREFERRED STOCKS 0.0%
Fresenius (EUR)	393	45
Total Preferred Stocks (Cost $19)		45

CORPORATE BONDS 4.0%
ABN Amro Bank (Chicago)
7.125%, 6/18/07	40,000	42
ACE INA Holdings
5.875%, 6/15/14	35,000	37
AIG Sunamerica Global
Financing XII
144A, 5.30%, 5/30/07	100,000	102
Alabama Power
VR, 3.484%, 8/25/09	35,000	35
Allstate Financial Global Funding
144A, 5.25%, 2/1/07	35,000	36
Amerada Hess, 7.875%, 10/1/29	30,000	38
America Movil, 5.50%, 3/1/14	30,000	30
Amgen, 4.00%, 11/18/09	30,000	30
AOL Time Warner
7.625%, 4/15/31	45,000	56
AT&T Broadband
8.375%, 3/15/13	50,000	61
AT&T Wireless, 8.75%, 3/1/31	40,000	56
Atmos Energy, 4.00%, 10/15/09	50,000	49
Baker Hughes, 6.875%, 1/15/29	65,000	81
Bank of America Capital Trust
5.625%, 3/8/35	50,000	53
Bank One, 5.25%, 1/30/13	85,000	88
BB&T, 6.50%, 8/1/11	20,000	22
Belo, 8.00%, 11/1/08	5,000	5
Black Hills, 6.50%, 5/15/13	40,000	43
Bunge Limited Finance
4.375%, 12/15/08	45,000	45
Canadian National Railway
6.25%, 8/1/34	50,000	59
Capital One Bank
6.50%, 6/13/13	30,000	33
CE Electric UK Funding
144A, 6.995%, 12/30/07	35,000	36
Celulosa Arauco y Constitucion
5.125%, 7/9/13	40,000	40
Centerpoint Energy
7.25%, 9/1/10	30,000	33
CIT Group, 5.00%, 2/1/15	80,000	81
Comcast, 5.65%, 6/15/35	30,000	30
ConocoPhillips
5.90%, 10/15/32	45,000	50
Countrywide Home Loans
4.125%, 9/15/09	50,000	49
CVS, 4.00%, 9/15/05	25,000	25
DaimlerChrysler
6.50%, 11/15/13	50,000	54
Deutsche Telekom International
Finance
VR, STEP, 8.75%, 6/15/30	35,000	47
Developers Diversified Realty
3.875%, 1/30/09	35,000	34
Devon Financing
7.875%, 9/30/31	40,000	52
Diamond Offshore Drilling
5.15%, 9/1/14	30,000	31
144A, 4.875%, 7/1/15	35,000	35
Dow Chemical, 6.125%, 2/1/11	30,000	33
Duke Capital
4.302%, 5/18/06	25,000	25
6.25%, 2/15/13	40,000	43
Encana Holdings Finance
5.80%, 5/1/14	50,000	54
EOP Operating, 4.65%, 10/1/10	35,000	35
ERAC USA Finance Company
144A, 5.60%, 5/1/15	40,000	41
Exelon Generation
5.35%, 1/15/14	35,000	36
Ford Motor Credit
5.80%, 1/12/09	140,000	134
VR, 4.218%, 11/16/06	25,000	25
France Telecom, VR, STEP
8.50%, 3/1/11	40,000	46
Franklin Resources
3.70%, 4/15/08	15,000	15
Fund American Companies
5.875%, 5/15/13	45,000	47
General Electric Capital
6.00%, 6/15/12	60,000	65
General Motors Acceptance Corp.
8.00%, 11/1/31	35,000	31
Genworth Financial
5.75%, 6/15/14	45,000	48
GlaxoSmithKline Capital
5.375%, 4/15/34	30,000	32
Goldman Sachs Capital I
6.345%, 2/15/34	90,000	98
GTECH Holdings
4.50%, 12/1/09	25,000	25
Harrah’s Operating
5.50%, 7/1/10	25,000	26
HBOS, 144A, 6.00%, 11/1/33	40,000	45
Hearst-Argyle, 7.00%, 1/15/18	5,000	5
Highmark, 144A, 6.80%, 8/15/13	35,000	39
Hospira, 4.95%, 6/15/09	45,000	46
HSBC Finance, 5.00%, 6/30/15	60,000	61
Huntington National Bank
4.375%, 1/15/10	50,000	50
International Lease Finance
6.375%, 3/15/09	45,000	48
International Speedway
4.20%, 4/15/09	20,000	20
iStar Financial, 5.125%, 4/1/11	45,000	45
John Deere Capital
7.00%, 3/15/12	55,000	63
Kaneb Pipe Line Operations
7.75%, 2/15/12	25,000	28
Kraft Foods, 5.625%, 11/1/11	45,000	48
Kroger, 8.05%, 2/1/10	45,000	51
Legg Mason, 6.75%, 7/2/08	25,000	27
Lehman Brothers Holdings
3.50%, 8/7/08	70,000	69
Lennar, 144A, 5.60%, 5/31/15	40,000	41
MBNA America Bank
4.625%, 8/3/09	50,000	51
McCormick, 6.40%, 2/1/06	125,000	127
MDC Holdings, 5.50%, 5/15/13	60,000	61
Motorola, 5.80%, 10/15/08	45,000	47
Nationwide Financial Services
5.90%, 7/1/12	55,000	59
Nationwide Mutual Insurance
144A, 6.60%, 4/15/34	25,000	27
Newmont Mining
5.875%, 4/1/35	55,000	56
News America, 6.20%, 12/15/34	30,000	32
NLV Financial
144A, 7.50%, 8/15/33	30,000	35
Norfolk Southern
6.00%, 4/30/08	60,000	62
Northern Trust, 4.60%, 2/1/13	30,000	30
NVR, 5.00%, 6/15/10	35,000	35
Panhandle Eastern Pipeline
4.80%, 8/15/08	20,000	20
Pemex Project Funding Master Trust
7.375%, 12/15/14	30,000	34
144A, VR, 4.71%, 6/15/10	45,000	46
PG&E
6.05%, 3/1/34	35,000	39
VR, 3.82%, 4/3/06	3,000	3
Pinnacle West Capital
6.40%, 4/1/06	45,000	46
PPL Capital Funding
4.33%, 3/1/09	45,000	44
Principal Life Global Funding
144A, 5.125%, 10/15/13	45,000	46
Principal Mutual Life Insurance
144A, 8.00%, 3/1/44	45,000	54
Progress Energy, 6.75%, 3/1/06	30,000	30
Prudential Financial
3.75%, 5/1/08	40,000	40
Public Service of New Mexico
4.40%, 9/15/08	35,000	35
Pulte Homes, 7.875%, 8/1/11	35,000	40
Residential Capital
144A, 6.375%, 6/30/10	15,000	15
Rogers Cable, 5.50%, 3/15/14	40,000	38
Ryland Group, 5.375%, 7/15/05	20,000	20
Sealed Air
144A, 5.375%, 4/15/08	40,000	41
Security Benefit Life Insurance
144A, 7.45%, 10/1/33	20,000	23
Simon Property Group
3.75%, 1/30/09	45,000	44
SLM Corporation
VR, 3.361%, 1/26/09	50,000	50
VR, 4.13%, 4/1/09	35,000	35
Sprint Capital, 7.625%, 1/30/11	55,000	63
Telecom Italia Capital
5.25%, 11/15/13	45,000	46
Telefonos de Mexico
144A, 5.50%, 1/27/15	35,000	35
Telus, 8.00%, 6/1/11	30,000	35
TGT Pipeline
144A, 5.50%, 2/1/17	15,000	15
Transamerica Capital
144A, 7.65%, 12/1/26	25,000	30
Transocean, 7.50%, 4/15/31	30,000	39
TXU Energy, VR, 3.92%, 1/17/06	10,000	10
U.S. Bank, 2.87%, 2/1/07	40,000	39
United Technologies
5.40%, 5/1/35	40,000	42
Verizon Global Funding
7.75%, 12/1/30	45,000	58
Wachovia, 6.40%, 4/1/08	20,000	21
Webster Financial
5.125%, 4/15/14	45,000	46
Wells Fargo, VR, 3.512%, 3/23/07	55,000	55
Westar Energy, 5.10%, 7/15/20	25,000	25
Western Power Distribution Holdings
144A, 6.875%, 12/15/07	25,000	26
Western Resources, 7.875%,
5/1/07	25,000	27
XTO Energy, 6.25%, 4/15/13	30,000	32
Yum! Brands, 7.70%, 7/1/12	45,000	53
Total Corporate Bonds (Cost $5,026)		5,205

ASSET-BACKED SECURITIES 0.5%
BankBoston Home Equity Loan Trust
Series 1998-1, Class A6
6.35%, 2/25/13	56,375	58
Chase Funding Mortgage Loan
Series 2002-2, Class 1M1
5.599%, 9/25/31	20,000	20
Chase Manhattan Auto Owner Trust
Series 2001-B, Class CTFS
3.75%, 5/15/08	13,694	14
Series 2003-A, Class A4
2.06%, 12/15/09	80,000	78
Countrywide Asset-Backed Certificates
Series 2003-5, Class AF3
3.613%, 4/25/30	58,807	59
New Century Home Equity Loan Trust
Series 2005-A, Class A6
VR, 4.954%, 8/25/35	135,000	136
Series 2005-A, Class M2
VR, 5.344%, 8/25/35	50,000	50
Peco Energy Transition Trust
Series 2001-A, Class A1
6.52%, 12/31/10	110,000	121
Reliant Energy Transition Bond
Series 2001-1, Class A4
5.63%, 9/15/15	100,000	108
Total Asset-Backed Securities
(Cost $635)		644

FOREIGN GOVERNMENT OBLIGATIONS
& MUNICIPALITIES 0.9%
Asian Development Bank
6.25%, 6/15/11 (AUD)	295,000	234
European Investment Bank
5.75%, 9/15/09 (AUD)	100,000	77
Federal Republic of Germany
3.25%, 4/9/10 (EUR)	280,000	351
Government of Canada
5.25%, 6/1/12 (CAD)	365,000	327
Republic of South Africa
6.50%, 6/2/14 §	70,000	78
United Mexican States
6.375%, 1/16/13 §	55,000	59
Total Foreign Government Obligations &
Municipalities (Cost $1,018)		1,126

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 1.5%
Banc of America Commercial Mortgage
Series 2003-1, Class A2
CMO, 4.648%, 9/11/36	100,000	101
Series 2004-6, Class A1
CMO, 3.801%, 12/10/42	23,099	23
Bank of America Mortgage Securities
Series 2003-L, Class 2A2
CMO, VR, 4.276%
1/24/34	122,138	123
Series 2004-1, Class 3A2
CMO, VR, 4.971%
10/25/34	45,894	46
Series 2004-A, Class 2A2
CMO, VR, 4.133%,
2/25/34	65,177	65
Series 2004-D, Class 2A2
CMO, VR, 4.51%, 5/25/34	49,284	49
Series 2004-H, Class 2A2
CMO, VR, 4.79%, 9/25/34	42,331	43
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR6, Class A1
CMO, 3.688%, 11/11/41	16,114	16
Series 2004-T14, Class A2
CMO, 4.17%, 1/12/41	225,000	224
Series 2005-PWR8, Class A4
CMO, 4.674%, 6/11/41	140,000	141
Series 2005-T18, Class A1
CMO, 4.274%, 2/13/42	97,837	98
Citigroup Commercial Mortgage Trust
Series 2004-C2, Class A1
CMO, 3.787%, 10/15/41	13,938	14
Commercial Mortgage
Series 2005-LP5, Class A1
CMO, 4.235%, 5/10/43	97,520	98
DLJ Commercial Mortgage
Series 1999-CG2, Class A1B
CMO, 7.30%, 6/10/32	75,000	82
GE Capital Commercial Mortgage
Series 2001-1, Class A2
CMO, 6.531%, 5/15/33	100,000	110
GMAC Commercial Mortgage Securities
Series 2001-C2, Class A1
CMO, 6.25%, 4/15/34	102,044	106
Greenwich Capital Commercial Funding
Series 2004-GG1A, Class A2
CMO, 3.835%, 6/10/36	84,887	84
Series 2005-GG3, Class AAB
CMO, VR, 4.619%
8/10/42	35,000	35
J.P. Morgan Chase Commercial Mortgage Securities
Series 2001-CIB2, Class A2
CMO, 6.244%, 4/15/35	100,000	105
Series 2001-CIBC, Class A3
CMO, 6.26%, 3/15/33	100,000	109
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2
CMO, 3.246%, 3/15/29	125,000	121
Series 2004-C4, Class A2
CMO, VR, 4.567%,
5/15/29	125,000	126
Washington Mutual
Series 2004-AR1, Class A, CMO
VR, 4.229%, 3/25/34	42,229	41
Total Non-U.S. Government
Mortgage-Backed Securities (Cost $1,972)		1,960

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 7.3%
U.S. Government Agency Obligations ± 6.1%
Federal Home Loan Mortgage
4.50%, 11/1/18 - 5/1/19	260,084	259
5.00%, 12/1/08 - 11/1/18	280,870	284
5.50%, 9/1 - 12/1/33	59,845	61
6.00%, 10/1/16 - 3/1/33	422,231	434
7.00%, 6/1/32	32,810	35
ARM, 4.573%, 9/1/32	28,497	29
CMO
4.50%, 3/15/16	175,000	174
5.00%, 10/15 - 11/15/27	225,000	227
5.50%, 4/15/28	200,000	205
CMO, IO
4.50%, 7/15/11 - 5/15/16	257,000	25
TBA, 5.00%, 1/1/35	255,000	255
Federal National Mortgage Assn.
4.50%, 5/1/18 - 1/1/19	501,554	501
5.50%, 1/1/17 - 1/1/35	2,175,567	2,217
6.00%,
10/1/13 - 11/1/34	1,428,228	1,467
6.50%, 5/1/17 - 12/1/32	290,236	301
7.00%, 4/1/32	10,371	11
CMO
2.91%, 11/25/33	27,713	27
3.50%, 4/25/13	75,000	74
5.00%, 3/25/15	125,000	126
CMO, IO
5.50%, 11/25/28	44,333	3
6.50%, 2/1/32	26,487	4
TBA
4.50%, 1/1/35	25,000	24
5.00%, 1/1/33	896,000	894
6.00%, 1/1/34	300,000	308
		7,945

U.S. Government Obligations 1.2%
Government National Mortgage Assn.
5.00%, 7/15/33 - 3/20/34	855,391	864
5.50%, 1/20 - 5/20/34	392,722	401
6.00%, 4/15/26 - 2/20/34	106,176	110
6.50%, 3/15/26 - 12/20/33	91,107	95
7.00%, 9/20/27	58,636	62
8.00%, 10/15/25 - 6/15/26	24,114	26
8.50%, 12/15/24	6,977	8
11.50%, 11/15/19	7,675	9
CMO, 2.946%, 3/16/19	60,000	58
		1,633
Total U.S. Government &
Agency Mortgage-Backed
Securities (Cost $9,556)		9,578

U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 10.1%
U.S. Government Agency Obligations ± 1.6%
Federal Home Loan Bank
5.75%, 5/15/12	330,000	362
Federal Home Loan Mortgage
2.75%, 3/15/08	87,000	85
4.625%, 2/15/07 (EUR)	315,000	396
5.125%, 7/15/12	135,000	144
Federal National Mortgage Assn.
3.25%, 8/15/08	160,000	157
4.375%, 9/15/12	100,000	102
6.00%, 5/15/11	310,000	341
7.125%, 6/15/10 - 1/15/30	360,000	465
		2,052
U.S. Treasury Obligations 8.5%
U.S. Treasury Bonds
5.375%, 2/15/31	35,000	41
6.00%, 2/15/26	590,000	728
6.25%, 8/15/23 - 5/15/30	380,000	481
6.375%, 8/15/27	140,000	182
7.50%, 11/15/16	95,000	125
7.625%, 2/15/25	30,000	43
8.50%, 2/15/20	185,000	271
U.S. Treasury Inflation-Indexed Bonds
2.375%, 1/15/25	268,359	294
U.S. Treasury Inflation-Indexed Notes
2.00%, 7/15/14	273,520	282
3.625%, 1/15/08	150,535	159
U.S. Treasury Notes
1.50%, 3/31/06	465,000	458
1.875%, 11/30/05 ++	1,895,000	1,884
3.375%, 2/28/07 -
12/15/08	2,180,000	2,164
3.50%, 11/15/06 -
2/15/10	1,085,000	1,084
4.00%, 6/15/09	105,000	106
4.25%, 11/15/13	890,000	913
4.75%, 5/15/14	20,000	21
5.00%, 8/15/11	400,000	427
5.75%, 8/15/10	1,280,000	1,399
		11,062
Total U.S. Government Agency Obligations
(excluding Mortgage-Backed)
(Cost $12,628)		13,114

MUNICIPAL BONDS 0.5%
Atlanta Airport
5.00%, 1/1/33
(FSA Insured)	95,000	100
California, GO
5.25%, 4/1/34	20,000	22
Economic Recovery
5.00%, 7/1/16	25,000	27
Clark County School Dist., GO
5.00%, 6/15/18
(MBIA Insured)	50,000	55
District of Columbia, GO
5.00%, 6/1/16
(MBIA Insured)	65,000	71
Houston Water & Sewer
5.25%, 5/15/16
(MBIA Insured)	80,000	89
Kansas Dev. Fin. Auth.
Public Employee Retirement
5.501%, 5/1/34
(FSA Insured)	30,000	33
New York City, GO
5.00%, 8/1/15	60,000	65
New York State Urban Dev. Corp.
Corrections & Youth Fac.
5.25%, 1/1/21
(Tender 1/1/09)	50,000	53
North Carolina, GO
5.25%, 3/1/13	145,000	164
Oregon, Taxable Pension, GO
5.892%, 6/1/27	15,000	17
Total Municipal Bonds (Cost $685)		696

SHORT-TERM INVESTMENTS 6.8%
Money Market Fund 6.8%
T. Rowe Price Reserve Investment Fund
3.14% #†	8,859,076	8,859
Total Short-Term Investments
(Cost $8,859)		8,859

DOMESTIC BOND MUTUAL FUNDS 2.4%
T. Rowe Price Institutional High Yield Fund
7.31% p†	297,172	3,141
Total Domestic Bond Mutual Funds
(Cost $3,117)		3,141

SECURITIES LENDING COLLATERAL 5.7%
Money Market Pooled Account 1.1%
Investment in money market pooled
account managed by JP Morgan
Chase Bank, London,
3.198% #	1,517,950	1,518
Money Market Trust 4.6%
State Street Bank and Trust Company
of New Hampshire N.A. Securities
Lending Quality Trust units,
3.194% #	5,959,808	5,960
Total Securities Lending Collateral
(Cost $7,478)		7,478

FUTURES CONTRACTS 0.0%
Variation margin receivable (payable)
on open futures contracts (2)		(1)
Total Futures Contracts		(1)

Total Investments in Securities
106.5% of Net Assets (Cost $116,972)	$ 139,027

(1)	Denominated in U.S. dollars unless otherwise noted
#	Seven-day yield
*	Non-income producing
§	All or a portion of this security is on loan at June 30, 2005—
See Note 2
±	The issuer operates under a congressional charter; its securi-
ties are neither issued nor guaranteed by the U.S. government
++	All or a portion of this security is pledged to cover margin requirements on futures contracts at June 30, 2005
†	Affiliated company—See Note 4
p	SEC Yield
144A	Security was purchased pursuant to Rule 144A under the
Securities Act of 1933 and may be resold in transactions
exempt from registration only to qualified institutional
buyers—total value of such securities at period-end
amounts to $768 and represents 0.6% of net assets
ADR	American Depository Receipts
ARM	Adjustable Rate Mortgage
AUD	Australian dollar
CAD	Canadian dollar
CHF	Swiss franc
CMO	Collateralized Mortgage Obligation
DKK	Danish krone
EUR	Euro
FSA	Financial Security Assurance Inc.
GBP	British pound
GDR	Global Depository Receipts
GDS	Global Depository Shares
GO	General Obligation
HKD	Hong Kong dollar
IO	Interest Only security for which the fund receives interest
on notional principal (par)
JPY	Japanese yen
KRW	South Korean yen
MBIA	MBIA Insurance Corp.
MXN	Mexican peso
NOK	Norwegian krone
NZD	New Zealand dollar
REIT	Real Estate Investment Trust
SEK	Swedish krona
SGD	Singapore dollar
STEP	Stepped coupon bond for which the coupon rate of interest
will adjust on specified future date(s)
TBA	To Be Announced security was purchased on a forward
commitment basis
VR	Variable Rate; rate shown is effective rate at period-end

(2) Open Futures Contracts at June 30, 2005, were as follows:
($ 000s)
		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Short, 8 U.S. Treasury five year contracts,
$15 par of 1.875% U.S. Treasury Notes
pledged as initial margin	9/05	$(871)	$(3)
Net payments (receipts) of variation
margin to date			2
Variation margin receivable (payable)
on open futures contracts			$(1)

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
T. Rowe Price Personal Strategy Balanced Portfolio
June 30, 2005 (Unaudited)
(In thousands except shares and per share amounts)

Assets
Investments in securities, at value
Affiliated companies (cost $11,976)	$12,000
Non-affiliated companies (cost $104,996)	127,027

Total investments in securities	139,027
Dividends and interest receivable	444
Receivable for investment securities sold	1,208
Receivable for shares sold	213
Other assets	4

Total assets	140,896

Liabilities
Payable for investment securities purchased	2,698
Payable for shares redeemed	27
Obligation to return securities lending collateral	7,478
Due to affiliates	114
Other liabilities	9

Total liabilities	10,326

NET ASSETS	$130,570

Net Assets Consist of:
Undistributed net investment income (loss)	$41
Undistributed net realized gain (loss)	(536)
Net unrealized gain (loss)	22,052
Paid-in-capital applicable to 7,383,718 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized	109,013

NET ASSETS	$130,570

NET ASSET VALUE PER SHARE	$17.68

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Personal Strategy Balanced Portfolio
(Unaudited)
($000s)

6 Months
Ended
6/30/05
Investment Income (Loss)
Income
Dividend	$1,078
Interest	668
Securities lending	11

Total income	1,757

Expenses
Investment management and administrative	566
Investment management fees waived	(13)

Total expenses	553

Net investment income (loss)	1,204

Realized and Unrealized Gain (Loss)
Net realized gain (loss)
Affiliated securities	(23)
Non-affiliated securities	2,956
Futures	(2)
Foreign currency transactions	(20)

Net realized gain (loss)	2,911

Change in net unrealized gain (loss)
Securities	(3,446)
Other assets and liabilities
denominated in foreign currencies	(4)

Change in net unrealized gain (loss)	(3,450)

Net realized and unrealized gain (loss)	(539)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$665

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Personal Strategy Balanced Portfolio
(Unaudited)
($ 000s)

	6 Months	Year
	Ended	Ended
	6/30/05	12/31/04

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,204	$2,254
Net realized gain (loss)	2,911	4,465
Change in net unrealized gain (loss)	(3,450)	7,129

Increase (decrease) in net assets from operations	665	13,848

Distributions to shareholders
Net investment income	(1,163)	(2,285)
Net realized gain	–	(480)

Decrease in net assets from distributions	(1,163)	(2,765)

Capital share transactions *
Shares sold	12,591	22,337
Distributions reinvested	1,163	2,765
Shares redeemed	(8,635)	(16,442)

Increase (decrease) in net assets from capital
share transactions	5,119	8,660

Net Assets
Increase (decrease) during period	4,621	19,743
Beginning of period	125,949	106,206

End of period	$130,570	$125,949

(Including undistributed net investment income
of $41 at 6/30/05 and $0 at 12/31/04)

*Share information
Shares sold	718	1,336
Distributions reinvested	66	163
Shares redeemed	(492)	(992)

Increase (decrease) in shares outstanding	292	507

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Personal Strategy Balanced Portfolio
June 30, 2005 (Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Balanced Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund commenced operations on December 30, 1994. The fund seeks the highest total return over time consistent with an emphasis on both capital appreciation and income. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the fund receives upon sale of the securities.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Inflation adjustments to the principal amount of inflation-indexed bonds are included in interest income. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments (“variation margin”) made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unsettled variation margin on futures contracts is included in investments in securities, and unrealized gains and losses on futures contracts are included in the change in net unrealized gain or loss in the accompanying financial statements. Paydown gains and losses are recorded as an adjustment to interest income. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on a quarterly basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts During the six months ended June 30, 2005, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Forward Commitments and Dollar Rolls During the six months ended June 30, 2005, the fund purchased To Be Announced (TBA) mortgage backed securities on a forward commitment basis, with payment and delivery at an agreed-upon later date. The fund purchases TBAs with the intention of taking possession of the underlying mortgage securities. The fund may also enter dollar roll transactions, in which it sells a mortgage-backed security and simultaneously purchases a similar, but not identical, TBA with the same issuer, coupon, and terms. The fund accounts for dollar roll transactions as purchases and sales. Accordingly, these transactions increase the fund’s portfolio turnover rate. Losses may occur due to changes in market conditions or the failure of counterparties to perform under the contracts, and actual mortgages received may be less favorable than those anticipated by the fund.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in money market pooled accounts managed by the fund’s lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At June 30, 2005, the value of loaned securities was $7,203,000; aggregate collateral consisted of $7,478,000 in money market pooled accounts.

Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $25,104,000 and $23,644,000, respectively, for the six months ended June 30, 2005. Purchases and sales of U.S. government securities aggregated $20,159,000 and $15,473,000, respectively, for the six months ended June 30, 2005.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2005.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2004, the fund had $3,398,000 of unused capital loss carryforwards, of which $885,000 expire in 2010 and $2,513,000 expire in 2011.

At June 30, 2005, the cost of investments for federal income tax purposes was $116,972,000. Net unrealized gain aggregated $22,052,000 at period-end, of which $23,645,000 related to appreciated investments and $1,593,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.90% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors’ fees and expenses, and extraordinary expenses are paid directly by the fund.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund.

The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended June 30, 2005, dividend income from the Reserve Funds totaled $100,000, and the value of shares of the Reserve Funds held at June 30, 2005, and December 31, 2004, was $8,859,000 and $5,878,000, respectively.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund) as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund is an open-end management investment company managed by Price Associates, and an affiliate of the fund. The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. To ensure that Personal Strategy Balanced Portfolio does not incur duplicate fees for its assets invested in High Yield Fund, Price Associates has agreed to reduce its management fee to the fund. Accordingly, the management fee waiver reflected on the accompanying Statement of Operations includes $13,000 of management fees permanently waived pursuant to this agreement. During the six months ended June 30, 2005, purchases and sales of High Yield Fund were $212,000 and $2,623,000, respectively. Realized losses during the period were $23,000, and investment income during the period was $192,000. At June 30, 2005, and December 31, 2004, the value of shares of High Yield Fund held were $3,141,000 and $5,750,000, respectively.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Company Info” at the top of our homepage for individual investors. Then, in the window that appears, click on the “Proxy Voting Policy” navigation button in the top left corner.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Record” at the bottom of the Proxy Voting Policy page.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Approval of Investment Management Agreement

On March 2, 2005, the fund’s Board of Directors unanimously approved the investment advisory contract (“Contract”) between the fund and its investment manager, T. Rowe Price Associates, Inc. (“Manager”). The Board considered a variety of factors in connection with its review of the Contract, also taking into account information provided by the Manager during the course of the year, as discussed below:

Services Provided by the Manager
The Board considered the nature, quality, and extent of the services provided to the fund by the Manager. These services included, but were not limited to, management of the fund’s portfolio and a variety of activities related to portfolio management. The Board also reviewed the background and experience of the Manager’s senior management team and investment personnel involved in the management of the fund. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Manager.

Investment Performance of the Fund
The Board reviewed the fund’s average annual total return over the 1-, 3-, 5-, and 10-year periods as well as the fund’s year-by-year returns and compared these returns to previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data. On the basis of this evaluation and the Board’s ongoing review of investment results, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Manager under the Contract and other benefits that the Manager (and its affiliates) may have realized from its relationship with the fund, including research received under “soft dollar” agreements. The Board also received information on the estimated costs incurred and profits realized by the Manager and its affiliates from advising T. Rowe Price mutual funds, as well as estimates of the gross profits realized from managing the fund in particular. The Board concluded that the Manager’s profits were reasonable in light of the services provided to the fund. The Board also considered whether the fund or other funds benefit under the fee levels set forth in the Contract from any economies of scale realized by the Manager. The Board noted that, under the Contract, the fund pays the Manager a single fee based on the fund’s assets and the Manager, in turn, pays all expenses of the fund, with certain exceptions. The Board concluded that, based on the profitability data it reviewed and consistent with this single fee structure, the Contract provided for a reasonable sharing of benefits from any economies of scale with the fund.

Fees
The Board reviewed the fund’s single-fee structure and compared the rate to fees and expenses of other comparable funds based on information and data supplied by Lipper. The information provided to the Board indicated that the fund’s single fee rate was at or below the median management fee rate and expense ratio for comparable funds. The Board also reviewed the fee schedules for comparable privately managed accounts of the Manager and its affiliates. Management informed the Board that the Manager’s responsibilities for privately managed accounts are more limited than its responsibilities for the fund and other T. Rowe Price mutual funds that it or its affiliates advise. On the basis of the information provided, the Board concluded that the fees paid by the fund under the Contract were reasonable.

Approval of the Contract
As noted, the Board approved the continuation of the Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund to approve the continuation of the Contract, including the fees to be charged for services thereunder.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	August 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	August 18, 2005

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	August 18, 2005